Income and expenses - Raw materials and energy consumption for production (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income and expenses
Purchases of raw materials, supplies and goods	$ 699,210	$ 732,661	$ 793,014
Change In Inventories	19,738	83,033	(163,430)
Energy	171,308	(28,651)	324,218
Others	119,911	78,556	301,419
Write-down of raw materials	3,377	2,192	12,342
Write-down of finished goods	13,586	11,495	17,523
Total cost	1,027,130	879,286	$ 1,285,086
Energy costs offset	$ 63,032	$ 186,211